ING


                                       August 29, 2005


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549



        Re:  Variable Annuity Account B of ING Life Insurance
             & Annuity Company
             File Nos. 333-56297; 811-2512
             Prospectus Name: ING Variable Annuity
             Certification pursuant to Rule 497(j)
             of the Securities Act of 1933, as amended (the "1933 Act")
             ----------------------------------------------------------

Ladies and Gentlemen:

     Please be advised that in lieu of filing a copy of the ING VARIABLE ANNUITY Prospectus Supplement under Rule 497(c) of the 1933 Act for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1) The form of the prospectus supplement that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment, and

(2) The text of the most recent registration statement or amendment has been filed electronically.

     If you have any questions, comments, or need more information, please do not hesitate to contact the undersigned at (610) 425-4139.


                                       Sincerely,


                                       /s/ Linda E. Senker
                                       -------------------
                                       Linda E. Senker
                                       Counsel




1475 Dunwoody Drive
West Chester, PA  19380-1478    Issued by ING Life Insurance and
                                Annuity Company


                                       Tel:  (610) 425-4139
                                       Fax:  (610) 425-3520